Operating income - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue [abstract]
Research tax credit ("CIR")	€ 976	€ 1,047	€ 2,115	€ 2,017